Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	Mirion Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39352
Entity Tax Identification Number	83-0974996
Entity Address, Address Line One	1218 Menlo Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30318
City Area Code	770
Local Phone Number	432-2744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001809987